Long-term financial assets	6 Months Ended
Jun. 30, 2023
Long-term financial assets
Long-term financial assets

6.     Long- term financial assets

The Group holds preferred shares in Amphivena, which are currently recognized at their fair value of nil. The impairment of the asset was recognized in 2021 based on the decision made by the board of Amphivena to wind down the company. Based on current information, we continue to estimate that the fair value remains at nil (December 31, 2022: nil).